Statements of Cash Flows - Significant Non-cash Transactions (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Significant Non-cash Investing and Financing Transactions [abstract]
Increase (decrease) in accounts payable — other relating to the acquisition of property and equipment and intangible assets	₩ 1,063,800	₩ (426,723)	₩ 438,622
Increase of right-of-use assets	672,723	736,157	₩ 1,141,349
Merger of Tbroad Co., Ltd. and two other companies by SK Broadband Co., Ltd.		₩ 1,072,487
Change in assets and liabilities by spin-off	14,379,397
Retirement of treasury shares	1,965,952
Disposal of treasury shares (Congratulatory bonus for spin-off)	₩ 114,373